Revenue from Contracts with Customers - Summary of Changes in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Beginning balance	$ 15,824	$ 24,442
Revenue recognized in the current period from the amounts in the beginning balance	(5,831)	(14,450)
New deferrals, net of amounts recognized in the current period		5,832
Ending balance	$ 9,993	$ 15,824